LEASES (Schedule of Components of Lease Costs, Lease Term and Discount Rate) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating lease cost:
Operating annual lease cost:	$ 3,584	$ 3,402
Office and warehouse space [Member]
Operating lease cost:
Operating annual lease cost:	$ 2,178	$ 2,129
Weighted Average Remaining Lease Term	4 years 1 month 6 days	5 years 1 month 6 days
Weighted Average Discount Rate	6.13%	6.35%
Base stations [Member]
Operating lease cost:
Operating annual lease cost:	$ 1,187	$ 1,206
Weighted Average Remaining Lease Term	2 years 1 month 6 days	2 years 10 months 24 days
Weighted Average Discount Rate	7.95%	8.38%
Vehicle [Member]
Operating lease cost:
Operating annual lease cost:	$ 112	$ 51
Weighted Average Remaining Lease Term	1 year 3 months 18 days	1 year 10 months 24 days
Weighted Average Discount Rate	10.30%	10.49%
Others [Member]
Operating lease cost:
Operating annual lease cost:	$ 107	$ 16
Weighted Average Remaining Lease Term	4 years 4 months 24 days	2 years
Weighted Average Discount Rate	6.50%	7.33%